Accrued Expenses (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of the following (in thousands):
	June 30, 2022	December 31, 2021
Accrued employee compensation and benefits	$350	$1,763
Accrued external research and development expenses	962	1,633
Accrued professional fees	740	901
Other	370	549
	$2,422	$4,846

Accrued expenses consisted of the following (in thousands):
	December 31,
	2021	2020
Accrued employee compensation and benefits	$1,763	$4,295
Accrued external research and development expenses	1,633	1,780
Accrued professional fees	901	987
Other	549	789
	$4,846	$7,851